REAL ESTATE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate Securities Tables
Schedule of Real Estate Securities Holdings
The following is a summary of Newcastle’s real estate securities at December 31, 2012 and 2011, all of which are classified as available for sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income, except for securities that are other-than-temporarily impaired.

		Amortized Cost Basis			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Before Impairment	Other-Than- Temporary- Impairment (A)	After Impairment	Gains	Losses	Carrying Value (B)	Number of Securities	Rating (C)	Coupon	Yield	Maturity (Years) (D)	Principal Subordination (E)
December 31, 2012
CMBS-Conduit	$340,978	$315,554	$(98,481)	$217,073	$47,776	$(10,081)	$254,768	53	BB-	5.55%	10.81%	3.3	9.8%
CMBS- Single Borrower	125,123	123,638	(12,364)	111,274	4,482	(3,002)	112,754	22	BB	4.89%	5.92%	2.9	9.2%
CMBS-Large Loan	8,891	8,619	—	8,619	250	—	8,869	1	BBB-	6.08%	12.41%	0.6	4.8%
REIT Debt	62,700	62,069	—	62,069	4,105	—	66,174	10	BBB-	5.72%	5.89%	1.8	N/A
ABS-Subprime (F)	558,215	390,509	(68,708)	321,801	34,565	(391)	355,975	69	CC	0.76%	7.50%	6.4	13.3%
ABS-Franchise	10,098	9,386	(7,839)	1,547	237	(309)	1,475	3	CCC-	5.93%	3.40%	4.7	3.0%
FNMA/FHLMC	768,619	818,866	—	818,866	3,860	(2,191)	820,535	58	AAA	3.05%	1.40%	3.5	N/A
CDO (G)	203,477	82,399	(14,861)	67,538	3,487	—	71,025	13	BB	2.83%	7.07%	1.6	20.9%
Total/Average (H)	$2,078,101	$1,811,040	$(202,253)	$1,608,787	$98,762	$(15,974)	$1,691,575	229	BBB-	3.04%	4.69%	4.0

December 31, 2011
CMBS-Conduit	$1,344,819	$1,143,910	$(202,164)	$941,746	$91,583	$(76,424)	$956,905	169	BB+	5.61%	11.03%	4.2	10.8%
CMBS- Single Borrower	186,088	180,874	(12,364)	168,510	3,121	(14,366)	157,265	33	BB	5.05%	6.25%	3.6	6.7%
CMBS-Large Loan	14,970	14,190	—	14,190	519	(61)	14,648	2	BBB+	5.15%	8.89%	1.2	7.5%
REIT Debt	137,393	136,704	(773)	135,931	5,060	(5,695)	135,296	20	BB+	5.83%	5.72%	2.4	N/A
ABS-Subprime	246,014	209,838	(86,815)	123,023	14,481	(8,882)	128,622	63	B	1.22%	10.16%	6.9	32.5%
ABS-Manufactured Housing	30,232	29,454	—	29,454	1,247	(154)	30,547	7	BBB+	6.61%	7.54%	4.2	41.6%
ABS-Franchise	23,115	21,598	(11,133)	10,465	215	(3,120)	7,560	7	BB+	3.58%	4.56%	11.0	21.9%
FNMA/FHLMC	232,355	243,385	—	243,385	1,715	(185)	244,915	31	AAA	2.37%	1.63%	4.6	N/A
CDO	206,150	82,486	(14,861)	67,625	149	(11,788)	55,986	13	CCC+	3.03%	8.05%	1.5	21.4%
Total/Average (H)	$2,421,136	2,062,439	(328,110)	1,734,329	118,090	(120,675)	1,731,744	345	BB+	4.60%	8.54%	4.2

(A)
Represents the cumulative impairment against amortized cost basis recorded through earnings, net of the effect of the cumulative adjustment as a result of the adoption of new accounting guidance on impairment in 2009.

(B)	See Note 10 regarding the estimation of fair value, which is equal to carrying value for all securities.
(C)
Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Newcastle used an implied AAA rating for the FNMA/FHLMC securities. Ratings provided were determined by third party rating agencies as of a particular date, may not be current and are subject to change at any time.

(D)	The weighted average maturity is based on the timing of expected principal reduction on the assets.
(E)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to Newcastle’s investments.
(F)
Includes (i) the retained bonds with a face amount of $4.0 million and a carrying value of $1.3 million from Securitization Trust 2006 (Note 6) and (ii) $456.0 million non-agency RMBS purchased during the year ended December 31, 2012 with an aggregate face amount of $433.5 million and a carrying value of $289.8 million as of December 31, 2012.

(G)
Includes two CDO bonds issued by a third party with a carrying value of $61.2 million, four CDO bonds issued by CDO V (which has been deconsolidated and held as an investment by Newcastle) with a carrying value of $6.0 million and seven CDO bonds issued by C-BASS with a carrying value of $3.9 million .

(H)
As of December 31, 2012 and 2011, the total outstanding face amount of fixed rate securities was $0.5 billion and $1.7 billion, respectively, and of floating rate securities was $1.5 billion and $0.7 billion, respectively.

Schedule of Real Estate Securities Holdings in an Unrealized Loss Position
The following table summarizes Newcastle’s securities in an unrealized loss position as of December 31, 2012.

		Amortized Cost Basis			Gross Unrealized				Weighted Average
Securities in	Outstanding		Other-than-					Number
an Unrealized	Face	Before	Temporary	After			Carrying	of					Maturity
Loss Position	Amount	Impairment	Impairment	Impairment	Gains	Losses	Value	Securities	Rating		Coupon	Yield	(Years)
Less Than Twelve Months	$424,370	$443,457	$(4,698)	$438,759	$—	$(2,761)	$435,998	28	AA	+	3.21%	1.58%	3.2
Twelve or More Months	149,668	143,985	(236)	143,749	—	(13,213)	130,536	26	B	+	4.84%	6.28%	2.0
Total	$574,038	$587,442	$(4,934)	$582,508	$—	$(15,974)	$566,534	54	A	+	3.63%	2.74%	2.9

Schedule of Real Estate Securities Holdings in an Unrealized Loss Position and the Associated Intent to Sell
Newcastle performed an assessment of all of its debt securities that are in an unrealized loss position (unrealized loss position exists when a security’s amortized cost basis, excluding the effect of OTTI, exceeds its fair value) and determined the following:

	December 31, 2012
		Amortized Cost Basis	Unrealized Losses
	Fair Value	After Impairment	Credit (B)	Non-Credit (C)
Securities Newcastle intends to sell	$—	$—	$—	N/A
Securities Newcastle is more likely than not to be required to sell (A)	—	—	—	N/A
Securities Newcastle has no intent to sell and is not more likely than not to be required to sell:
Credit impaired securities	1,607	1,849	(4,770)	(242)
Non credit impaired securities	564,927	580,659	—	(15,732)
Total debt securities in an unrealized loss position	$566,534	$582,508	$(4,770)	$(15,974)

(A)
Newcastle may, at times, be more likely than not to be required to sell certain securities for liquidity purposes. While the amount of the securities to be sold may be an estimate, and the securities to be sold have not yet been identified, Newcastle must make its best estimate, which is subject to significant judgment regarding future events, and may differ materially from actual future sales.

(B)
This amount is required to be recorded as other-than-temporary impairment through earnings. In measuring the portion of credit losses, Newcastle’s management estimates the expected cash flow for each of the securities.  This evaluation includes a review of the credit status and the performance of the collateral supporting those securities, including the credit of the issuer, key terms of the securities and the effect of local, industry and broader economic trends.  Significant inputs in estimating the cash flows include management’s expectations of prepayment speeds, default rates and loss severities.  Credit losses are measured as the decline in the present value of the expected future cash flows discounted at the investment’s effective interest rate.

(C)	This amount represents unrealized losses on securities that are due to non-credit factors and is required to be recorded through other comprehensive income.

Schedule of Credit Losses on Debt Securities
The following table summarizes the activity related to credit losses on debt securities:

	2012	2011
Beginning balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$(20,207)	$(60,688)

Increases to credit losses on securities for which an OTTI was previously recognized and a portion of an OTTI was recognized in other comprehensive income	(4,581)	(574)

Additions for credit losses on securities for which an OTTI was previously recognized without any portion of OTTI recognized in other comprehensive income	—	(16,269)

Reduction for credit losses on securities for which no OTTI was recognized in other comprehensive income at the current measurement date	14,771	12,998

Reduction for securities sold during the period	1,498	37,833

Reduction for securities deconsolidated during the period	3,736	6,254

Reduction for increases in cash flows expected to be collected that are recognized over the remaining life of the security	13	239

Ending balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$(4,770)	$(20,207)

Schedule of Geographic Distribution of Collateral Securing Newcastle's CMBS and ABS
The table below summarizes the geographic distribution of the collateral securing our CMBS and ABS at December 31, 2012:

	CMBS		ABS
Geographic Location	Outstanding Face Amount	Percentage	Outstanding Face Amount	Percentage
Western U.S.	$114,027	24.0%	$191,778	33.7%
Northeastern U.S.	99,579	21.0%	124,322	21.9%
Southeastern U.S.	88,675	18.6%	127,642	22.5%
Midwestern U.S.	63,553	13.4%	61,569	10.8%
Southwestern U.S.	74,830	15.8%	56,728	10.0%
Other	14,678	3.1%	6,274	1.1%
Foreign	19,650	4.1%	—	0.0%
	$474,992	100.0%	$568,313	100.0%